INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2025 ₪ / shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $		$ 342		$ 301
Ordinary shares, par value | ₪ / shares	₪ 3		₪ 3
Ordinary shares, shares authorized		10,000,000		10,000,000
Ordinary shares, shares issued		6,715,624		6,714,040
Ordinary shares, shares outstanding		6,715,624		6,714,040